Condensed Statement of Stockholders' Equity (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of units			15,000,000
Common stock subject to possible redemption shares			14,544,181
Change in shares subject to possible redemption at fair market value, shares	14,040,234	14,221,734
Common Stock
Number of units			15,000,000
Common stock subject to possible redemption shares			14,544,181
Change in shares subject to possible redemption at fair market value, shares	14,040,234	14,221,734
Additional paid-in capital
Number of units			15,000,000
Common stock subject to possible redemption shares			14,544,181
Change in shares subject to possible redemption at fair market value, shares	14,040,234	14,221,734